Commitments (Details Narrative) - CAD ($)	Aug. 31, 2020	Aug. 31, 2019
Disclosure Commitments Details Narrative Abstract
Unapaid license fees, accrual	$ 329,000	$ 680,000
Unpaid license fees, potential penalty	$ 110,000	$ 211,000